Schedule of provision for income taxes (Details)	12 Months Ended
	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)	Feb. 28, 2023 SGD ($)
Income tax expense is comprised of the following:
Current